Shareholders' capital - Preferred Shares (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Stockholders Equity Note [Line Items]
Preferred shares | $	$ 184,299		$ 184,299
Series A Shares
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares) | shares	4,800,000	4,800,000
Shares issued, price per share (USD and CAD per share) | $ / shares		$ 25
Preferred shares	$ 100,463	$ 116,546
Series D Shares
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares) | shares	4,000,000	4,000,000
Shares issued, price per share (USD and CAD per share) | $ / shares		$ 25
Preferred shares	$ 83,836	$ 97,259